Document And Entity Information	Aug. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	APPLIED THERAPEUTICS, INC.
Entity Central Index Key	0001697532
Entity Emerging Growth Company	false
Entity File Number	001-38898
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3405262
Entity Address, Address Line One	545 Fifth Avenue, Suite 1400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	220-9226
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APLT
Security Exchange Name	NASDAQ